                                        January 8, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:     Prudential Equity Income Fund
                (File No. 33-9269)

Ladies and Gentlemen:

        Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933 (the "1933 Act"), the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 16 and (ii) that the text of Post-Effective Amendment No. 16 was filed electronically on December 21, 1995 and became effective on January 2, 1996.

                                Prudential Equity Income Fund


                                By: /s/ Marguerite E.H. Morrison
                                   --------------------------------
                                   Marguerite E.H. Morrison
                                   Assistant Secretary